Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue	Revenue for the Company’s major product lines consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue by Product Line
Betting Technology, Content and Services	$56,862	$44,831	$121,602	$94,552
Media Technology, Content and Services	18,357	14,999	40,121	39,128
Sports Technology and Services	11,628	11,287	22,353	23,360

Total	$86,847	$71,117	$184,076	$157,040

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue by geographical market:
Europe	$52,742	$43,901	$107,762	$88,141
Americas	29,396	21,422	66,640	57,450
Rest of the world	4,709	5,794	9,674	11,449

Total	$86,847	$71,117	$184,076	$157,040